Impairment of Long-Lived Assets (Details) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 item	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Vessels and Equipment
Number of vessels to be sold | item					2
Impairment charges	$ 0	$ 0	$ 16,384	$ 0		$ 16,384	$ 16,384
Dan Cisne
Vessels and Equipment
Impairment charges						5,800
Dan Sabia
Vessels and Equipment
Impairment charges						$ 10,600